Stock Options - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options granted	$ 8,100
Total intrinsic value of options exercised	$ 39,050	$ 32,620
Unrecognized stock-based compensation expense	$ 0
Directors Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted		13,500	13,500
Stock options granted, exercisable period	6 months
Stock options granted, expiration period	10 years
Intrinsic value of options granted	$ 7,200
Directors Stock Option Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	210,000
Employee Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, expiration period	10 years
Intrinsic value of options granted	$ 900
2013 Incentive Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	0